RISK MANAGEMENT - Concentration of loans by economic sector (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
RISK MANAGEMENT
Loans and advances	$ 279,453,908	$ 253,951,647
Loans and advances
RISK MANAGEMENT
Loans and advances	279,453,908	253,951,647
Loans and advances | Agriculture
RISK MANAGEMENT
Loans and advances	8,334,018	7,651,762
Loans and advances | Petroleum and Mining Products
RISK MANAGEMENT
Loans and advances	2,762,612	2,080,761
Loans and advances | Food, Beverages and Tobacco
RISK MANAGEMENT
Loans and advances	12,297,431	10,036,365
Loans and advances | Chemical Production
RISK MANAGEMENT
Loans and advances	4,872,011	4,324,717
Loans and advances | Government Sectors
RISK MANAGEMENT
Loans and advances	10,884,313	9,257,155
Loans and advances | Construction
RISK MANAGEMENT
Loans and advances	23,575,723	21,763,817
Loans and advances | Commerce and Tourism
RISK MANAGEMENT
Loans and advances	33,400,717	34,871,879
Loans and advances | Transport and Communications
RISK MANAGEMENT
Loans and advances	12,911,123	9,925,494
Loans and advances | Public Services
RISK MANAGEMENT
Loans and advances	14,518,874	13,044,826
Loans and advances | Consumer Services
RISK MANAGEMENT
Loans and advances	96,955,527	91,998,207
Loans and advances | Commercial Services
RISK MANAGEMENT
Loans and advances	44,010,220	34,692,184
Loans and advances | Other Industries and Manufactured Products
RISK MANAGEMENT
Loans and advances	14,931,339	14,304,480
Loans and advances | Colombia
RISK MANAGEMENT
Loans and advances	199,070,262	185,351,529
Loans and advances | Colombia | Agriculture
RISK MANAGEMENT
Loans and advances	5,520,414	5,162,973
Loans and advances | Colombia | Petroleum and Mining Products
RISK MANAGEMENT
Loans and advances	2,126,602	1,846,238
Loans and advances | Colombia | Food, Beverages and Tobacco
RISK MANAGEMENT
Loans and advances	10,132,520	9,147,936
Loans and advances | Colombia | Chemical Production
RISK MANAGEMENT
Loans and advances	4,507,362	4,299,308
Loans and advances | Colombia | Government Sectors
RISK MANAGEMENT
Loans and advances	10,256,608	8,369,707
Loans and advances | Colombia | Construction
RISK MANAGEMENT
Loans and advances	14,441,608	16,202,035
Loans and advances | Colombia | Commerce and Tourism
RISK MANAGEMENT
Loans and advances	24,920,337	23,803,830
Loans and advances | Colombia | Transport and Communications
RISK MANAGEMENT
Loans and advances	12,313,907	9,574,318
Loans and advances | Colombia | Public Services
RISK MANAGEMENT
Loans and advances	13,253,631	11,758,265
Loans and advances | Colombia | Consumer Services
RISK MANAGEMENT
Loans and advances	61,263,015	59,032,642
Loans and advances | Colombia | Commercial Services
RISK MANAGEMENT
Loans and advances	30,662,353	27,474,593
Loans and advances | Colombia | Other Industries and Manufactured Products
RISK MANAGEMENT
Loans and advances	9,671,905	8,679,684
Loans and advances | Foreign countries
RISK MANAGEMENT
Loans and advances	80,383,646	68,600,118
Loans and advances | Foreign countries | Agriculture
RISK MANAGEMENT
Loans and advances	2,813,604	2,488,789
Loans and advances | Foreign countries | Petroleum and Mining Products
RISK MANAGEMENT
Loans and advances	636,010	234,523
Loans and advances | Foreign countries | Food, Beverages and Tobacco
RISK MANAGEMENT
Loans and advances	2,164,911	888,429
Loans and advances | Foreign countries | Chemical Production
RISK MANAGEMENT
Loans and advances	364,649	25,409
Loans and advances | Foreign countries | Government Sectors
RISK MANAGEMENT
Loans and advances	627,705	887,448
Loans and advances | Foreign countries | Construction
RISK MANAGEMENT
Loans and advances	9,134,115	5,561,782
Loans and advances | Foreign countries | Commerce and Tourism
RISK MANAGEMENT
Loans and advances	8,480,380	11,068,049
Loans and advances | Foreign countries | Transport and Communications
RISK MANAGEMENT
Loans and advances	597,216	351,176
Loans and advances | Foreign countries | Public Services
RISK MANAGEMENT
Loans and advances	1,265,243	1,286,561
Loans and advances | Foreign countries | Consumer Services
RISK MANAGEMENT
Loans and advances	35,692,512	32,965,565
Loans and advances | Foreign countries | Commercial Services
RISK MANAGEMENT
Loans and advances	13,347,867	7,217,591
Loans and advances | Foreign countries | Other Industries and Manufactured Products
RISK MANAGEMENT
Loans and advances	$ 5,259,434	$ 5,624,796